PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Plant, Property and Equipment

	As of December 31, 2021	As of December 31, 2020
Land, buildings and improvements	$14,381	$10,022
Wireless communication systems	536,986	879,209
Furniture, equipment, vehicles and software	172,534	221,943
Construction in progress	58,046	40,602

	781,947	1,151,776
Less: accumulated depreciation	(474,862)	(788,857)

Property and equipment, net	$307,085	$362,919

Activity in AROs

	Years Ended December 31,
	2021	2020
Beginning balance	$23,593	$20,971
Revisions in estimated cash flows	(2,011)	—
Additional accruals	126	371
Foreign currency translation	(1,084)	1,344
Accretion	1,773	1,525
Disposals	(239)	(618)

Ending balance	$22,158	$23,593